Issued capital and reserves	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Issued capital and reserves
23.	Issued capital and reserves
Common shares
The capital stock of Mechel PAO consists of 416,270,745 common shares, each with a nominal value of 10 Russian rubles, all of which are issued, fully paid for and outstanding under the Russian law, of which 11,494,619 and 1,018,996 were owned by Group’s subsidiaries as of December 31, 2020 and 2019, respectively. In December 2019, the Group reacquired 1,018,996 common shares for RUB 63 million. Mechel PAO is authorised to issue additional 81,698,341 common shares with a nominal value of 10 Russian rubles each. In September 2020, the Group reacquired 10,804,058 common shares for RUB 870 million (RUB 80.57 per share). The repurchase price was declared by Mechel PAO’s Board of Directors on June 4, 2020 for redemption by the shareholders that have the right to demand buyback of the shares in accordance with the Russian law. The repurchased shares were recognised as treasury shares within the consolidated statement of changes in equity at cost.
Preferred shares
As of December 31, 2020 and 2019, the Group had 138,756,915 preferred shares with a nominal value of 10 Russian rubles each, authorised and issued under the Russian law and representing 25% of the Mechel PAO’s share capital, of which 83,963,279 shares were outstanding and fully paid for, and the remaining 54,793,636 shares were owned by one of the Group’s subsidiaries. In December 2019, the Group sold 709,130 preferred shares for RUB 63 million. Under the Russian law and the Mechel PAO’s Charter, these preferred shares are non-cumulative
and have no voting rights, except for cases stipulated by the law and the Charter. The dividend yield paid per one preferred share is also fixed by the Charter and amounts to 20% of the consolidated annual net profit of the Group under IFRS divided by 138,756,915 issued preferred shares.
Distributions made and proposed
Mechel and its subsidiaries can distribute all profits as dividends or transfer them to reserves in accordance with applicable legislation and the charters. Dividends may only be declared from undistributed earnings as shown in the statutory financial statements of Russian subsidiaries. Dividends from Russian companies are generally subject to a 13% withholding tax for residents and 15% for non-residents,
which could be reduced or eliminated if paid to foreign owners under certain applicable double tax treaties.
Effective January 1, 2008, intercompany dividends may be subject to a withholding tax of 0% (if at the date of dividends declaration, the dividend-recipient Russian company held a controlling (over 50%) interest in the share capital of the company (Russian or foreign) of the dividend payer for a period over one year and the residence of the dividend distribution foreign company is not included into the Ministry of Finance offshore list.
On June 30, 2020, Mechel declared dividends to the holders of preferred shares for 2019 in the amount of RUB 482.9 million (RUB 3.48 per preferred share), including RUB 292.2 million dividends to the third party holders of preferred shares.
On June 14, 2019, the Group’s subsidiary declared dividends attributable to non-controlling
interests of RUB 0.030 million for 2018. On June 28, 2019, Mechel declared dividends to the holders of preferred shares for 2018 in the amount of RUB 2,527 million (RUB 18.21 per preferred share), including RUB 1,516 million dividends to the third party holders of preferred shares.

On June 29, 2018, the Group’s subsidiaries declared dividends attributable to non-controlling
interests of RUB 0.056 million and Mechel declared dividends to the holders of preferred shares for 2017 in the amount of RUB 2,312 million (RUB 16.66 per preferred share), including RUB 1,387 million dividends to the third party holders of preferred shares.
Additional
paid-in
capital
In 2020, additional
paid-in
capital was decreased by RUB 1,024 million as a result of changes in non-controlling
interest. The Group sold 3.76% and 0.79% interest in ownership in the Group’s subsidiaries for the consideration of RUB 267 million and RUB 65 million, respectively. The carrying value of the sold shares was RUB 1,161 million and RUB 174 million, respectively. Also, the Group also acquired 0.23% interest in ownership in the Group’s subsidiary for the consideration of RUB 20.9 million from third parties.
Earnings (loss) per share (EPS)
Basic EPS is calculated by dividing the profit (loss) for the year attributable to common equity holders of the parent by the weighted average number of common shares outstanding during the year.
There were no dilutive securities issued as of December 31, 2020, 2019 and 2018.
The following table reflects the income and share data used in basic and diluted EPS calculations:

	2020	2019*	2018*
Earnings per share
Weighted average number of common shares	412,589,910	416,256,510	416,270,745
Profit for the period Attributable to Equity shareholders of Mechel PAO, RUB million	808	2,409	12,628

Earnings per share (Russian rubles per share) attributable to common equity shareholders — basic and diluted	1.96	5.79	30.34

(Loss) profit for the period from continuing operations, RUB million	(40,153)	11,075	20,897
Less attributable to non-controlling interests, RUB million	648	1,876	908

Profit for the period Attributable to Equity shareholders of Mechel PAO from continuing operations	(40,801)	9,199	19,989

(Loss) earnings per share from continuing operations (Russian rubles per share) — basic and diluted	(98.89)	22.10	48.02

Profit (loss) after tax for the period from discontinued operations, RUB million	41,609	(6,790)	(7,361)

Earnings (loss) per share from discontinued operations (Russian rubles per share) — basic and diluted	100.85	(16.31)	(17.68)

*	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).

The total weighted-average number of common shares outstanding during the period was as follows:

	Shares outstanding	Fraction of period (days)	Weighted-average number of shares
2018
Common shares: January 1 – December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period		365	416,270,745

2019
Common shares: January 1 – December 20	416,270,745	354	403,725,599
Common shares: December 20 – December 23	416,119,371	3	3,420,159
Common shares: December 23 – December 24	416,005,348	1	1,139,741
Common shares: December 24 – December 25	415,881,411	1	1,139,401
Common shares: December 25 – December 26	415,756,171	1	1,139,058
Common shares: December 26 – December 31	415,556,251	5	5,692,551
Common shares: December 31 – December 31	415,251,749	—	—

Total weighted average shares outstanding during the period		365	416,256,510

2020
Common shares: January 1 – September 29	415,251,749	273	309,736,960
Common shares: September 29 – December 31	404,776,126	93	102,852,950

Total weighted average shares outstanding during the period		366	412,589,910